Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Summary of Direct and Indirect Guarantees

35.1   Direct guarantees

				Assets Committed
	Debtor					Carrying	Outstanding balance as of			Guarantees released
Creditor of Guarantee	Company	Relationship	Type of Guarantee	Type	Currency	Amount	Currency	12-31-2020	12-31-2019	2020	Assets	2021	Assets	2022	Assets
Mitsubishi Corporation	Enel Generación Costanera S.A.	Creditor	Pledge	Combined cycle	ThUS$	39,285	ThUS$	46,802	47,844	—	—	—	—	—	—
BNDES	Enel Distribución Rio S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	3,966	ThUS$	3,845	13,205	—	—	—	—	—	—
Various Creditors	Enel Distribución Ceará S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	10,969	ThUS$	74,198	98,388	—	—	—	—	—	—
Banco Bradesco	Enel Distribución Goiás S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	19,911	ThUS$	43,802	77,054	—	—	—	—	—	—
Fundação Cesp	Enel Distribuicao Sao Paulo S.A.	Creditor	Pledge on collection and others	Collection accounts	ThUS$	21,775	ThUS$	816,798	934,752	—	—	—	—	—	—
Various Creditors	Enel Generación Piura S.A.	Creditor	Mortgage	Fixed assets	ThUS$	23,408	ThUS$	16,933	56,835	—	—	—	—	—	—
Various Creditors	Enel Distribución Perú S.A.A.	Creditor	Mortgage	Fixed assets	ThUS$	32,315	ThUS$	24,065	33,187	—	—	—	—	—	—
Banco Continental SA	Enel Generación Perú S.A.	Creditor	Mortgage	Fixed assets	ThUS$	9,569	ThUS$	7,129	5,180	—	—	—	—	—	—

As of December 31, 2020 and 2019, the carrying amount of property, plant and equipment pledged as security for liabilities amounted to ThUS$104,577 and ThUS$114,699, respectively (see Note 17.c.ii).

As of December 31, 2020, the Company had future energy purchase commitments amounting to ThUS$71,322,737  (ThUS$96,201,541 as of December 31, 2019).

35.2   Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract Name	Ending Date	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2020	12-31-2019

Joint & Several	Bono H	October 2028	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile S.A.	Divided companies of the orignal debtor, Endesa Chile (joint debor Endesa Américas and post merger Enel Américas) *	Joint co-debtor	US$	70,897	67,285
Joint & Several	Bono M	December 2029	Bondholders Enel Generación Chile Bonds Program (formerly Endesa Chile)	Enel Generación Chile S.A.	Divided companies of the orignal debtor, Endesa Chile (joint debor Endesa Américas and post merger Enel Américas) *	Joint co-debtor	US$	335,240	341,010
Guarantor	DEBÊNTURES 9ª EMISSÃO (AMPL19)	December 2020	DEBENTURES	Enel Distribución Rio S.A.	Enel Brasil	Guarantor	US$	0	149,148
Guarantor	BNP PARIBAS 4131	February 2022	BNP PARIBAS	Enel Distribución Rio S.A.	Enel Brasil	Guarantor	US$	79,612	102,642
Guarantor	CITIBANK 4131 II	March 2021	CITIBANK	Enel Distribución Rio S.A.	Enel Brasil	Guarantor	US$	96,461	96,891
Guarantor	ITAÚ 4131	July 2021	ITAÚ	Enel Distribución Rio S.A.	Enel Brasil	Guarantor	US$	77,194	77,203
Guarantor	BNP PARIBAS 4131 II	December 2022	BNP PARIBAS	Enel Distribución Rio S.A.	Enel Brasil	Guarantor	US$	39,230	—
Guarantor	CITIBANK 4131	January 2021	CITIBANK	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	0	145,929
Guarantor	BNDES FINAME GIRO	May 2023	BNDES	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	18,170	25,054
Guarantor	SCOTIABANK 4131 CELG	August 2022	SCOTIABANK	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	48,870	48,870
Guarantor	NP 3ª Emissão	November 2020	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	0	217,443
Guarantor	SCOTIABANK 4131 CELG II	November 2020	SCOTIABANK	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	0	48,056
Guarantor	BNP PARIBAS 4131 II	March 2021	BNP PARIBAS- CREDIT AGREEMENT	Enel Distribución Goiás S.A.	Enel Brasil	Guarantor	US$	33,108	—
Guarantor	DEBÊNTURES - 23ª EMISSÃO - 1ª serie	September 2021	DEBENTURES	Enel Distribuicao Sao Paulo S.A.	Enel Brasil	Guarantor	US$	136,305	177,479
Guarantor	DEBÊNTURES - 23ª EMISSÃO - 2ª série	September 2023	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Guarantor	US$	270,297	352,037
Guarantor	BNP PARIBAS 4131	June 2020	BNP PARIBAS- CREDIT AGREEMENT	Enel Distribución Goias (ex-CELG)	Enel Brasil	Guarantor	US$	—	50,597
Guarantor	CITI 4131 FORTALEZA	April 2020	CITIBANK	Enel Generación Fortaleza	Enel Brasil	Guarantor	US$	0	60,908
Fine	FINEP - 1º Protocolo	February 2020	FINEP	Enel Distribución Sao Paulo	n.a	Fine	US$	0	253
Fine	FINEP - 2º Protocolo	April 2024	FINEP	Enel Distribución Sao Paulo	n.a	Fine	US$	0	15,756
						Total		1,205,384	1,976,561

(*) Upon the demerger of the original issuer, between Endesa Chile (currently Enel Generación Chile S.A.) and Endesa Américas, and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the merger carried out in 2016, the Company became liable for the obligations of Endesa América